Financial Instruments and Fair Value Measurements - Measured on a Non recurring basis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	$ (3,776,338)	$ (414,986)	$ 0
On a non-recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	(3,658,815)	(414,986)
On a non-recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	$ 1,035,499	$ 610,000